Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Deficit
Schedule of Restricted Stock Units
	Number of Units	Weighted Average Grant Date Fair Value
Total awards outstanding at December 31, 2023	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	(1,500,000)	$0.25
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2024	46,165,000	$0.55
		Weighted
		Average
		Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2024	46,165,000	$0.55
Units granted	-	$-
Units Exercised/Released	(4,725,000)	$0.24
Units Cancelled/Forfeited	(1,125,000)	$0.99
Total awards outstanding at December 31, 2025	40,315,000	$0.52

Schedule of warrants activity
	Number of Warrants	Weighted Average Exercise Price
Total warrants outstanding at December 31, 2023	-	$-
Granted	412,500	$0.14
Exercised	-	$-
Cancelled/Forfeited	-	$-
Total warrants outstanding at December 31, 2024	412,500	$0.14
	Number of Warrants	Weighted Average Exercise Price
Total warrants outstanding at December 31, 2024	412,500	$0.14
Granted	3,484,321	$0.07
Exercised	-	$-
Cancelled/Forfeited	-	$-
Total warrants outstanding at December 31, 2025	3,896,821	$0.08

Schedule of assumptions
Year Ended
December 31,
2024
Exercise price	$0.14
Expected term	1 year
Expected average volatility	90.88%
Expected dividend yield	-
Risk-free interest rate	4.17%
	Grant Date December 16, 2025	December 31, 2025
Exercise price	$0.07	$0.07
Expected term	5 years	5 years
Expected average volatility	104.67%	104.69%
Expected dividend yield	-	-
Risk-free interest rate	3.73%	3.73%

Schedule of fair value of the derivative liability
Initial grant date valuation (December 16, 2025)	$169,582
Change in fair value	(28,334)
Balance at December 31, 2025	$141,248

Schedule of warrants outstanding and exercisable
Warrants Outstanding			Warrants Exercisable
	Weighted Average
Number Warrants	Remaining Contractual	Weighted Average	Number	Weighted Average
	life (in years)	Exercise Price	of Shares	Exercise Price
412,500	1.00	$0.14	412,500	$0.14
3,484,321	4.96	$0.07	3,484,321	$0.07